Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,594)	$ (13,429)	$ (13,110)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	3	1	3
Share based compensation	3,814	6,297	9,074
Issued stock for commission and option expense	101
Accretion expense and interest settled by share issuances		152	116
Changes in operating assets and liabilities:
Accounts receivable and other receivables	73	(77)	(2)
Research tax credit receivable			271
Security deposit	(16)		(7)
Prepaid expense	(1)
Inventory	(25)	(13)	35
Accounts payable and accrued liabilities	(1,156)	863	(883)
Net cash used in operating activities	(7,801)	(6,206)	(4,502)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(36)		(2)
Net cash flows used in investing activities	(36)		(2)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of share capital	14,932	5,039	6,147
Net cash provided from financing activities	14,932	5,039	6,147
Net (decrease) increase in cash and cash equivalents	7,095	(1,167)	1,643
CASH AND CASH EQUIVALENTS
Beginning of year	851	2,018	374
End of year	7,946	851	2,018
SUPPLEMENTAL DISCLOSURE
Income taxes paid
Interest paid
NON-CASH INVESTING AND FINANCING ACTIVITIESACTIVITIES
Shares and warrants issued on connection with convertible notes		$ 1,171